WARRANT LIABILITIES (Details)		1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 18, 2024 USD ($) item shares	Feb. 28, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025	Jun. 30, 2025 Y	Jun. 30, 2025 M	Apr. 28, 2025 $ / shares	Sep. 18, 2024 $ / shares	Sep. 18, 2024 shares	Sep. 18, 2024	Sep. 18, 2024 Y	Sep. 18, 2024 M	Aug. 26, 2024 $ / shares
WARRANT LIABILITIES
Total value of underwriter warrants | $			$ 528,400	$ 1,424,932
Number of investors involved in private placements | item	12
Common share price per share															$ 28
Common stock par value, per share				$ 0.025	$ 0.025				$ 0.001
Exercise price of warrants					5.4
Share price					$ 2.55
Expiry term	3 years 6 months
Proceeds from warrant exercises | $			324,000
Additional paid-in capital | $			126,180
Expected Volatility
WARRANT LIABILITIES
Warrants measurement input												119.17
Risk-Free Interest Rate
WARRANT LIABILITIES
Warrants measurement input												3.375
Exercise Price
WARRANT LIABILITIES
Warrants measurement input										5.4
Term
WARRANT LIABILITIES
Warrants measurement input													3.5	42
Series A Warrants
WARRANT LIABILITIES
Total value of underwriter warrants | $			$ 579,001	$ 639,001
Number of shares for each warrant | shares											1
Exercise price of warrants		$ 5.4								$ 33.75
Threshold percentage of trading price												90.00%
Threshold floor price										5.4
Number of warrants issued | shares	108,889			108,889
Number of warrants | shares		60,000
Proceeds from warrant exercises | $		$ 324,000
Warrant liability | $		126,180
Additional paid-in capital | $		$ 126,180
Fair market value		$ 2.1
Series A Warrants | Expected Volatility
WARRANT LIABILITIES
Warrants measurement input						123.46
Series A Warrants | Risk-Free Interest Rate
WARRANT LIABILITIES
Warrants measurement input						3.875
Series A Warrants | Exercise Price
WARRANT LIABILITIES
Warrants measurement input					5.4
Series A Warrants | Term
WARRANT LIABILITIES
Warrants measurement input							2.72	32.6
Series B Warrants
WARRANT LIABILITIES
Threshold percentage of trading price												90.00%
Threshold floor price										5.4
Number of warrants issued | shares	680,557			108,889
Private placement
WARRANT LIABILITIES
Units issued during period | shares	108,889
Common share price per share										22.5
Value of units issued during the period | $	$ 2,450,000
Number of shares for each unit | shares											1
Common stock par value, per share										$ 0.025
Private placement | Series A Warrants
WARRANT LIABILITIES
Number of warrants that each unit includes | shares											1
Private placement | Series B Warrants
WARRANT LIABILITIES
Number of warrants that each unit includes | shares											1